FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Outstanding of assets and liabilities derivatives positions (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (6,775,980)		R$ (1,818,941)
Debt Hedge
Financial Instruments and Risks
Fair value		(6,374,130)		(2,154,474)
Operational Hedge
Financial Instruments and Risks
Fair value		(772,509)		67,078
Operational Hedge | Zero cost collar (U.S.$ x R$)
Financial Instruments and Risks
Notional amount | $	$ 3,212,250		$ 3,425,000
Fair value		(780,457)		67,078
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional amount | $	80,000
Fair value		7,948
Commodity Hedge
Financial Instruments and Risks
Fair value		370,659		268,455
Commodity Hedge | Swap US-CPI (standing wood)
Financial Instruments and Risks
Notional amount | $	646,068		679,485
Fair value		354,900		268,547
Commodity Hedge | Swap VLSFO/Brent
Financial Instruments and Risks
Notional amount | $	37,757		365
Fair value		15,759		(92)
Assets | Debt Hedge
Financial Instruments and Risks
Fair value		483,564		25,887,797
Assets | Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount		8,594,225		11,498,565
Fair value		719		11,673,117
Assets | Debt Hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional amount | $	1,317,226		1,317,226
Fair value		136,192		1,478,336
Assets | Debt Hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	3,683,333		2,750,000
Fair value		61,120		11,063,970
Assets | Debt Hedge | Swap IPCA x CDI
Financial Instruments and Risks
Notional amount | $	974,102		933,842
Fair value		285,533		1,093,067
Assets | Debt Hedge | Swap IPCA x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	520,973		499,441
Fair value				579,307
Liabilities | Debt Hedge
Financial Instruments and Risks
Fair value		(6,857,694)		(28,042,271)
Liabilities | Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	2,267,057		3,115,614
Fair value		(4,978,028)		(13,613,469)
Liabilities | Debt Hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	350,000		350,000
Fair value		(644,520)		(1,511,347)
Liabilities | Debt Hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	3,683,333		2,750,000
Fair value		(1,120,312)		(11,508,880)
Liabilities | Debt Hedge | Swap IPCA x CDI
Financial Instruments and Risks
Notional amount | $	843,845		843,845
Fair value				(859,812)
Liabilities | Debt Hedge | Swap IPCA x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	$ 121,003		$ 121,003
Fair value		R$ (114,834)		R$ (548,763)